RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of recent accounting pronouncements [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)

The Company adopted Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) on January 1, 2022. These amendments clarify the accounting for the net proceeds from selling any items produced while bringing an item of property, plant and equipment to the location and condition necessary for it to be capable of operating in the manner intended by management. The amendments prohibit entities from deducting amounts received from selling items produced from the cost of property, plant and equipment while the Company is preparing the asset for its intended use. Instead, sales proceeds and the cost of producing these items will be recognized in the consolidated statement of operations. The amendments did not have any impact on the Company's consolidated financial statements upon adoption; however, they will impact the future accounting for the Company's two current development projects - Wasamac and the Odyssey underground project at Canadian Malartic.

Other Narrow Scope Amendments to IFRSs and IFRS Interpretations

The Company adopted various amendments to IFRSs, which were effective for accounting periods beginning on or after January 1, 2022. The impact of adoption was not significant to the Company's consolidated financial statements.

New and Revised IFRSs, Narrow Scope Amendments to IFRSs and IFRS Interpretations not yet Effective
Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2022. Management is still evaluating and does not expect any such pronouncements to have a significant impact on the Company's consolidated financial statements upon adoption.